Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 CAD	Mar. 31, 2015 Minimum [Member]	Mar. 31, 2015 Maximum [Member]
Commitments and Contingencies [Line Items]
Operating lease rental expense incurred	$ 2,132	$ 2,436	$ 3,418
Lease term					3 years	12 years
Lease renewal term	1 year
Lease incentive				799